SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 7 -	SHAREHOLDERS’ EQUITY

a.	Share capital:

The Company’s ordinary shares are traded in the United States on the NASDAQ National Market, under the symbol MNDO.

b.	Treasury shares:

In September 2008, the Company’s Board of Directors authorized a plan for the repurchase of up to 2,100,000 of the Company’s ordinary shares in the open market, in an amount in cash of up to $2.8 million. As of December 31, 2008, the Company had repurchased 2,100,000 ordinary shares under the program at a total purchase price of approximately $1.6 million, after getting an approval by an Israeli court in accordance to the Israeli Companies Law. In February 2009, the Company’s Board of Directors authorized additional repurchase transactions of the Company’s shares in the total amount of $1.2 million pursuant to the 2008 repurchase plan. As of December 31, 2009, the Company has purchased an aggregate amount of 3,165,092 ordinary shares at a total purchase price of $2.8 million. In November, 2009 the Company’s Board of Directors authorized a new plan for the repurchase of the Company’s ordinary shares in the open market, in an amount in cash of up to $1.8 million and in February 2010 this repurchase was approved by an Israeli court in accordance to the Israel Companies Law. The Company’s Board of Directors authorized on August 1st, 2012 to reactivate the plan for the repurchase of the Company's ordinary shares in the open market, in an amount in cash of up to $1.8 million. There are no additional buyback plans. As of December 31, 2013, no repurchases have been made under this new plan. As of December 31, 2013 the treasury shares amounted to $2.29 million after exercise of options from treasury stock issued to employees in the amount of $73 thousand, $41 thousand and $399 thousand in 2013, 2012 and 2011 respectively.

c.	Dividend:

Dividends paid per share in the years ended December 31, 2013, 2012 and 2011 were $0.24, $0.24 and $0.32, respectively.

The Company paid dividends to its shareholders in the amounts of $4.5 million, $4.5 million and $6.0 million during 2013, 2012 and 2011, respectively. Since at the time of 2011 distribution the Company had insufficient statutory retained earnings, the distribution was done by way of reduction of additional paid-in capital, after due approval by an Israeli court order, in accordance to the Israeli Companies Law.

d.	Stock option plans:

In December 1998, the Board of Directors approved an employee stock option plan, which was amended in 2000 and in 2003 (the “1998 Plan”). During 2004, the Board of Directors approved an employee stock option plan (the “2000 Plan”). Under the 1998 Plan (as amended in 2000 and in 2003) and the 2000 plan, options for up to 4,306,000 ordinary shares of NIS  0.01 par value are to be granted to employees of the Company and its subsidiaries. The 1998 Plan and 2000 Plan expired in December 2010.

In 2011, the Board of Directors and the 2011 Annual General Meeting of the Company’s shareholders approved a share incentive plan (the “2011 Share Incentive Plan”). Under the 2011 Share Incentive Plan, options for up to 1,800,000 ordinary shares of NIS  0.01 par value are to be granted to employees of the Company and its subsidiaries, directors, consultants or contractors of the Company.

Each option can be exercised to purchase one Ordinary Share. Immediately upon issuance, the Ordinary Shares issuable upon the exercise of the options will confer on holders the same rights as the other ordinary shares.

The Board of Directors determines the exercise price and the vesting period of the options granted. The outstanding options granted under the above mentioned plans vest over 3-5 years. Options not exercised will expire approximately 5-7 years after they are granted.

The compensation costs charged against income for all of the Company's equity remuneration plans during 2013, 2012 and 2011 were approximately $58 thousand, $80 thousand and $61 thousand, respectively without any reduction in income taxes.

In January 2011, we issued to a new customer a warrant to purchase 924,545 ordinary shares of MIND at an exercise price of $2.48 per share (equal to the average closing price per share of MIND's ordinary shares on the NASDAQ Stock Market during the 30 trading day period immediately preceding the date of the issuance thereof).  The compensation cost of $332 thousand was deducted from 2011 revenues. The right to purchase warrant shares upon exercise hereof terminated in July 2012 after a period of 18 months following the date of issuance thereof.

As a result of a change made to Section 102 of the Israeli Income Tax Ordinance as part of the Israeli tax reform of 2003, and pursuant to an election made by the Company thereunder, Israeli employees (except for employees who are deemed “Controlling Members” under the Israeli Income Tax Ordinance) will be subject to a lower tax rate on capital gains accruing to them in respect of Section 102 awards made after December 31, 2002. However, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as it had previously been entitled to do under Section 102.

The following is a summary of the status of the 1998 Plan, 2000 plan and 2011 Share Incentive Plan as of December 31, 2013, 2012 and 2011, and changes during the years ended on those dates:

1)
	Years ended December 31
	2013		2012		2011
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at beginning of year	588,700	$1.87	817,200	$2.06	837,400	$2.45
Changes during year: Granted (a)	96,000	$2.16	18,000	$2.41	334,000	$1.71
Exercised	(103,500)	$0.70	(51,500)	$0.78	(235,000)	$1.70
Forfeited	(36,000)	$1.94	(2,000)	$1.04	(1,000)	$2.77
Expired	(85,200)	$3.24	(193,000)	$3.33	(118,200)	$4.02
Options outstanding at end of year	460,000	$1.93	588,700	$1.87	817,200	$2.06

Options exercisable at end of year	193,000	$1.95	228,700	$2.03	367,700	$2.77

Weighted average grant date fair value of options granted during the year (b)		$0.41		$0.52		$0.59

(a)
In 2013 and 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option.

In 2011 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01.

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions:

	Years ended December 31
	2013	2012	2011

Dividend yield	11%	10%	10%

Expected volatility*	49%	58%	59%

Average risk-free interest rate	0.8%	0.9%	1.0%

Expected average term - in years	3.88	3.88	3.83

*	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

As of December 31, 2013 there were approximately $65 thousand of total unrecognized compensation costs, net of expected forfeitures, related to nonvested share-based compensation awards granted under the stock option plan. The costs are expected to be recognized over a weighted average period of 0.82 years.

2)	The following table summarizes information about options outstanding and exercisable as of December 31, 2013:

	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	At	remaining	average	At	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2013	life	price	2013	life	Price
		Years			Years

$ 0.003 – 1.800	60,000	1.46	$1.20	40,000	1.20	$1.80
$ 1.939 – 2.410	400,000	2.76	$2.04	153,000	2.65	$1.99
	460,000	2.59	$1.93	193,000	2.35	$1.95